Share Capital and Other Equity Instruments - Summary of Changes in Number of Warrants Outstanding and Weighted Average Exercise Price (Details)	6 Months Ended
	Jun. 30, 2019 Warrant $ / shares	Jun. 30, 2020 Warrant $ / shares
Disclosure Of Classes Of Share Capital [Abstract]
Number of warrants, beginning of period | Warrant	153,611
Number of warrants, Issued to acquire assets | Warrant	19,402
Number of warrants, Cancelled - loan modification | Warrant	(168,735)
Number of warrants, Issued - loan modification | Warrant	168,735
Number of warrants, ending of period | Warrant	173,013
Number of warrants, exercisable - end of period | Warrant	171,013	172,735
Weighted average exercise price, beginning of period | $ / shares	$ 1,028.35
Weighted average exercise price, Issued to acquire assets | $ / shares	156.36
Weighted average exercise price, Cancelled - loan modification | $ / shares	872.51
Weighted average exercise price, Issued - loan modification | $ / shares	15.21
Weighted average exercise price, beginning of period | $ / shares	94.46
Weighted average exercise price, exercisable - end of period | $ / shares	$ 60.48	$ 84.33